PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

(US $ millions)	Land	Buildings	Production Equipment	Construction in Progress	Total
Cost
December 31, 2017	$12	$343	$1,549	$98	$2,002
Additions(1)	—	—	—	204	204
Disposals	—	—	(19)	—	(19)
Impairment	—	(25)	(55)	—	(80)
Transfers	—	36	178	(212)	2
Effect of foreign exchange	—	(4)	(20)	5	(19)
December 31, 2018	12	350	1,633	95	2,090
Initial adoption of IFRS 16 (note 10)	3	4	17	—	24
Additions(1)	—	—	3	138	141
Disposals	—	—	(13)	—	(13)
Impairment	—	—	(10)	—	(10)
Transfers	—	4	98	(103)	(1)
Effect of foreign exchange	—	2	3	2	7
December 31, 2019	$15	$360	$1,731	$132	$2,238
Accumulated depreciation
December 31, 2017	$—	$118	$463	$—	$581
Depreciation	—	19	112	—	131
Disposals	—	—	(19)	—	(19)
Effect of foreign exchange	—	(1)	(4)	—	(5)
December 31, 2018	—	136	552	—	688
Depreciation	—	19	114	—	133
Disposals	—	—	(11)	—	(11)
Effect of foreign exchange	—	—	1	—	1
December 31, 2019	$—	$155	$656	$—	$811
Net
December 31, 2018	$12	$214	$1,081	$95	$1,402
December 31, 2019	15	205	1,075	132	1,427

(1)	Net of government grants of less than $1 million (2018 – less than $1 million) received related to the Chambord project.